CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Declared (in dollars per share)	$ 0.60	$ 0.42	$ 0.34
Repurchase of shares of common stock (in shares)	587,969		1,153,136
Issuance of shares of common stock (in shares)	152,549	27,046	21,402
Share based compensation, common stock (in shares)	80,028	71,256	180,380
Share based compensation withholding obligation, common stock (in shares)	108,185	22,525	41,927